Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Compensation [Abstarct]
Schedule of Estimating the Fair Value of AMI Warrants	The following table summarizes the assumptions used in estimating the fair value of AMI Warrants on February 26, 2025.
February 26, 2025
Stock price	$3.70
Expected volatility (%)	46.25%
Risk-free interest rate	3.69%
Expected terms (in years)	3
Expected dividends (%)	0%

Schedule of Restricted Shares Under TOYO ESOP

The details were as the following:

Recipients	Granted and issued shares	Outstanding shares as of March 31, 2026	Outstanding shares as of December 31, 2025	Share compensation expenses recognized in the three months ended March 31, 2026
Restricted shares issued to management:
Management (a)	810,000	810,000	-	$-
Independent directors (b)	24,000	24,000	24,000	-
	834,000	834,000	24,000	$-
Restricted shares issued to non-employees:
Three consultants (c)	1,380,000	1,380,000	1,380,000	$-
One consultant (d)	110,000	110,000	-	154,900
Employees of Abalance Corporation (e)	126,957	126,957	-	$-
	1,616,957	1,616,957	1,380,000	154,900
	2,450,957	2,450,957	1,404,000	$154,900

(a)	The Company granted 810,000 restricted shares to management, which were vested on January 1, 2026 subject to service conditions. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through December 31, 2025. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not vested until January 1, 2026, the Company had 810,000 and nil restricted shares outstanding as of March 31, 2026 and December 31, 2025, respectively.

(b)	The Company granted 24,000 restricted shares to three independent directors as award for past services. The restricted shares were immediately vested and the Company recognized share-based compensation expenses on grant date.

(c)	The Company granted an aggregated 1,380,000 restricted shares to three consultants as awards for full operation of the Company’s manufacturing facilities in Texas and Ethiopia. The performance conditions were met in the year ended December 31, 2025 and the Company fully recognized share-based compensation expenses in the year ended December 31, 2025.

(d)	The Company also granted and issued 110,000 restricted shares to another consultant which was subject to a six-month service condition. The Company recognized share-based compensation expenses in straight-line method over the service period from August 29, 2025 through February 28, 2026. As of March 31, 2026 and December 31, 2025, the Company had 110,000 and nil restricted shares outstanding, respectively. For the three months ended March 31, 2026 and 2025, the Company recognized share-based compensation expenses of $154,900.

(e)	The Company granted an aggregated 126,957 restricted shares to certain employees of the Company’s ultimate shareholders, which provided service in the Company’s Business Combination with BWAQ. These shares were awarded for their past services and were not released until January 1, 2026. The Company recognized share-based compensation expenses on grant date. As of December 31, 2025, there were no unrecognized share-based compensation expenses. Since the restricted shares were not released until January 1, 2026, the Company had 126,957 and nil restricted shares outstanding as of March 31, 2026 and December 31, 2025, respectively.

Schedule of Transaction Activities of Restricted Shares

For the three months ended March 31, 2026, the transaction activities of restricted shares were as below:

	Number of Restricted Shares	Weighted Average Grant-date Fair Value
Unvested restricted shares as of December 31, 2025	1,046,957	$5.64
Granted	—	$—
Vested	(1,046,957)	$5.64
Unvested restricted shares as of March 31, 2026	—	$—